Transactions with Related Parties (Details)			3 Months Ended	9 Months Ended	12 Months Ended			30 Months Ended
	Feb. 04, 2025 Vessel	Sep. 10, 2024 Vessel	Sep. 16, 2025 Vessel	Dec. 31, 2023	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Apr. 25, 2025 USD ($)
Transactions with Related Parties [Abstract]
Interest income					$ 48,000	$ 0	$ 0
Gain on sale of vessels, net - related party					0	0	8,094,000
Fees from related parties					2,580,000	2,578,000	3,198,000
Related Party [Member]
Transactions with Related Parties [Abstract]
Gain on sale of vessels, net - related party							8,094,000
Due from related parties					$ 9,100,000	7,271,000		$ 7,271,000
Related Party [Member] | Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Daily fixed administration fee per vessel								300
Automatic extension period of agreement					12 months
Notice period for termination of agreement					3 months
Related Party [Member] | Right of First Refusal Agreement [Member]
Transactions with Related Parties [Abstract]
Fees from related parties					$ 2,580,000	2,578,000	$ 3,198,000
Due from related parties					$ 9,100,000	$ 7,271,000		$ 7,271,000
Related Party [Member] | Right of First Refusal Agreement [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Term of short-term charters					13 months
Related Party [Member] | United [Member]
Transactions with Related Parties [Abstract]
Note receivable									$ 2,000,000
Interest rate									10.00%
Interest income					$ 48,000
Seanergy Shipmanagement [Member] | Related Party [Member] | Technical Management Agreement [Member]
Transactions with Related Parties [Abstract]
Number of managed vessels whose technical management services were terminated | Vessel	2	1	2
Seanergy Shipmanagement [Member] | Related Party [Member] | United [Member] | Technical Management Agreement [Member]
Transactions with Related Parties [Abstract]
Fixed management fee per month					$ 14,000
Number of vessels charged monthly fixed management fee | Vessel					4
Seanergy Management [Member] | Related Party [Member] | Commercial Management Agreement [Member]
Transactions with Related Parties [Abstract]
Commercial management fee				0.75%
Seanergy Management [Member] | Related Party [Member] | United [Member] | Commercial Management Agreement [Member]
Transactions with Related Parties [Abstract]
Percentage of contract price paid on purchase or sale of vessel					1.00%